Pay vs Performance Disclosure	12 Months Ended				20 Months Ended	83 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE AND RELATED DISCLOSURE

							Value of Initial Fixed $100 Investment on December 31, 2019, Based On:
Year	Summary Compensation Table Total for PEO 1 ($) (1)	Summary Compensation Table Total for PEO 2 ($) (2)	Compensation Actually Paid to PEO 1 ($) (1)(4)	Compensation Actually Paid to PEO 2 ($) (2)(4)	Average Summary Compensation Total for Non- PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Norfolk Southern Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)	Net Income (in millions) ($)	After-Tax Return on Average Invested Capital (%) (6)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	13,418,978		4,077,950		3,478,630	1,402,195	132	148	1,827	11.4

2022	9,770,910	9,615,456	10,444,401	1,969,194	4,239,302	4,343,073	134	130	3,270	14.1

2021		14,016,942		25,072,294	4,059,729	5,783,924	159	155	3,005	12.7

2020		14,125,279		12,202,837	3,976,507	2,785,700	125	122	2,013	10.4

(1)	PEO 1: Alan H. Shaw has been our Chief Executive Officer since May 1, 2022.

(2)	PEO 2: James A. Squires was our Chief Executive Officer from June 1, 2015, to May 1, 2022.

(3)
The following
non-principal
executive officer (PEO) named executive officers (NEOs) are reflected in the averages: For 2023, Mr. George, Mr. Duncan, Ms. Adams, and Mr. Elkins. For 2022, Mr. George, Ms. Sanborn, Ms. Adams, and Mr. Elkins. For 2021, Mr. Shaw, Mr. George, Ms. Sanborn, and Ms. Adams. For 2020, Mr. Shaw, Mr. George, Ms. Sanborn, Ms. Adams, Mr. Scheib, and Mr. Wheeler.

(4)	To calculate 2023 compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:
Summary Compensation Table to Compensation Actually Paid Reconciliation

	PEO 1 Alan H. Shaw	Average of Non-PEO Named Executive Officers
Components of Compensation	2023 ($)	2023 ($)

Summary Compensation Table (SCT) Total	13,418,978	3,478,630

Deductions From SCT Total

Stock Awards and Option Awards Value	10,000,331	2,200,920

Change in Pension Value and Nonqualified Deferred Compensation Earnings	2,171,580	582,978

Additions to SCT Total (i)

Year-End Fair Value of Equity Awards Granted During the Year Remaining Unvested	3,661,626	1,021,970

Change in Value During the Year of Prior-Year Awards Remaining Unvested	(1,213,133)	(410,891)

Change in Value During the Year of Prior-Year Awards Vesting During the Year	(225,683)	(123,238)

Dividend Equivalent Payments Made on Unvested Awards	357,116	100,656

Current-Year Pension Service Cost	250,957	118,966

Value of Changes in Pension Plan	0	0

Compensation Actually Paid	4,077,950	1,402,195

(i)
Amounts were calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. Fair values for equity awards were determined as of each measurement date using valuation methodologies and assumptions consistent with those used to estimate fair value at grant under US GAAP. The valuation assumptions used to estimate the year-end
fair value of PSUs differed from those used for grant-date estimates in that they took into account the most recent estimated earnout percentage of the awards at each year end, and updated Monte Carlo simulations of relative total shareholder returns for Norfolk Southern and the relevant peer companies; and the vesting-date value of PSUs was calculated using the actual earnout percentage for the performance period.
Year-end
and vesting-date valuations of outstanding stock options used a shorter expected option term than the 7 years used for grant-date fair values to take into account the passage of time, and used updated risk-free interest rates to reflect changes in market interest rates between the grant date and the valuation dates. Both the year-end
and vesting date valuations of PSUs, stock options, and RSUs used current share prices as of each valuation date, rather than the grant-date share price.

(5)	The peer group total shareholder return calculations are based on the Standard & Poor’s (S&P) Railroad Stock Price Index.

(6)
After-tax
ROAIC used here is a
non-GAAP
financial measure and is calculated by dividing Norfolk Southern’s net operating profit after-tax
(defined as net income excluding interest expense, taxes on interest, and interest on operating lease liabilities, and adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations) by the average invested capital (defined as the average of the current and prior year-end
shareholders’ equity and total debt balances, which is then adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations). As described in the Compensation Discussion and Analysis, 2023 ROAIC is adjusted for the accounting charges relating to the East Palestine derailment and to exclude the effects of the acquisition of the Cincinnati Southern Railway. Excluding such adjustments, 2023 ROAIC would have been 8.4%.

Company Selected Measure Name	After-tax ROAIC
Named Executive Officers, Footnote	The following
non-principal
	executive officer (PEO) named executive officers (NEOs) are reflected in the averages: For 2023, Mr. George, Mr. Duncan, Ms. Adams, and Mr. Elkins. For 2022, Mr. George, Ms. Sanborn, Ms. Adams, and Mr. Elkins. For 2021, Mr. Shaw, Mr. George, Ms. Sanborn, and Ms. Adams. For 2020, Mr. Shaw, Mr. George, Ms. Sanborn, Ms. Adams, Mr. Scheib, and Mr. Wheeler.
Peer Group Issuers, Footnote	The peer group total shareholder return calculations are based on the Standard & Poor’s (S&P) Railroad Stock Price Index.
Adjustment To PEO Compensation, Footnote
(4)	To calculate 2023 compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:
Summary Compensation Table to Compensation Actually Paid Reconciliation

	PEO 1 Alan H. Shaw	Average of Non-PEO Named Executive Officers
Components of Compensation	2023 ($)	2023 ($)

Summary Compensation Table (SCT) Total	13,418,978	3,478,630

Deductions From SCT Total

Stock Awards and Option Awards Value	10,000,331	2,200,920

Change in Pension Value and Nonqualified Deferred Compensation Earnings	2,171,580	582,978

Additions to SCT Total (i)

Year-End Fair Value of Equity Awards Granted During the Year Remaining Unvested	3,661,626	1,021,970

Change in Value During the Year of Prior-Year Awards Remaining Unvested	(1,213,133)	(410,891)

Change in Value During the Year of Prior-Year Awards Vesting During the Year	(225,683)	(123,238)

Dividend Equivalent Payments Made on Unvested Awards	357,116	100,656

Current-Year Pension Service Cost	250,957	118,966

Value of Changes in Pension Plan	0	0

Compensation Actually Paid	4,077,950	1,402,195

(i)
Amounts were calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. Fair values for equity awards were determined as of each measurement date using valuation methodologies and assumptions consistent with those used to estimate fair value at grant under US GAAP. The valuation assumptions used to estimate the year-end
fair value of PSUs differed from those used for grant-date estimates in that they took into account the most recent estimated earnout percentage of the awards at each year end, and updated Monte Carlo simulations of relative total shareholder returns for Norfolk Southern and the relevant peer companies; and the vesting-date value of PSUs was calculated using the actual earnout percentage for the performance period.
Year-end
and vesting-date valuations of outstanding stock options used a shorter expected option term than the 7 years used for grant-date fair values to take into account the passage of time, and used updated risk-free interest rates to reflect changes in market interest rates between the grant date and the valuation dates. Both the year-end
and vesting date valuations of PSUs, stock options, and RSUs used current share prices as of each valuation date, rather than the grant-date share price.

Non-PEO NEO Average Total Compensation Amount	$ 3,478,630	$ 4,239,302	$ 4,059,729	$ 3,976,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,402,195	4,343,073	5,783,924	2,785,700
Adjustment to Non-PEO NEO Compensation Footnote
(4)	To calculate 2023 compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:
Summary Compensation Table to Compensation Actually Paid Reconciliation

	PEO 1 Alan H. Shaw	Average of Non-PEO Named Executive Officers
Components of Compensation	2023 ($)	2023 ($)

Summary Compensation Table (SCT) Total	13,418,978	3,478,630

Deductions From SCT Total

Stock Awards and Option Awards Value	10,000,331	2,200,920

Change in Pension Value and Nonqualified Deferred Compensation Earnings	2,171,580	582,978

Additions to SCT Total (i)

Year-End Fair Value of Equity Awards Granted During the Year Remaining Unvested	3,661,626	1,021,970

Change in Value During the Year of Prior-Year Awards Remaining Unvested	(1,213,133)	(410,891)

Change in Value During the Year of Prior-Year Awards Vesting During the Year	(225,683)	(123,238)

Dividend Equivalent Payments Made on Unvested Awards	357,116	100,656

Current-Year Pension Service Cost	250,957	118,966

Value of Changes in Pension Plan	0	0

Compensation Actually Paid	4,077,950	1,402,195

(i)
Amounts were calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. Fair values for equity awards were determined as of each measurement date using valuation methodologies and assumptions consistent with those used to estimate fair value at grant under US GAAP. The valuation assumptions used to estimate the year-end
fair value of PSUs differed from those used for grant-date estimates in that they took into account the most recent estimated earnout percentage of the awards at each year end, and updated Monte Carlo simulations of relative total shareholder returns for Norfolk Southern and the relevant peer companies; and the vesting-date value of PSUs was calculated using the actual earnout percentage for the performance period.
Year-end
and vesting-date valuations of outstanding stock options used a shorter expected option term than the 7 years used for grant-date fair values to take into account the passage of time, and used updated risk-free interest rates to reflect changes in market interest rates between the grant date and the valuation dates. Both the year-end
and vesting date valuations of PSUs, stock options, and RSUs used current share prices as of each valuation date, rather than the grant-date share price.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Compared to TSR
As shown in the chart below, compensation actually paid (“CAP”) to the PEOs and the non-PEO
NEOs is aligned with total shareholder return on Norfolk Southern’s stock. This is primarily because the majority of compensation to the Named Executive Officers is in the form of long-term, stock-based incentives which are tied directly to stock price, as described in the CD&A report. Mr. Squires’ CAP was reduced substantially in 2022 due to his retirement on May 1 and the resulting pro-rata
forfeiture of the stock incentives granted to him in that year, and partial-year payment of his salary and annual incentive award. Norfolk Southern’s cumulative TSR compared favorably with the peer group for 2020 through 2022, and declined somewhat in 2023 largely due to the effects of the East Palestine derailment.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Compared to Net Income
As shown in the chart below, CAP to the PEOs and other NEOs is generally, but not directly, aligned with net income. This is primarily because the majority of compensation to the named executive officers is in the form of long-term, stock-based incentives which are sensitive to changes in stock price. Compensation to our Named Executive Officers is not tied directly to net income, although annual incentive awards are partially based on operating income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Compared to ROAIC
As described in the CD&A report, three-year average ROAIC is the primary performance measure that determines the number of shares earned under our PSU awards, and 50% or more of our Named Executive Officers’ long-term incentiv
e awards are made in PSUs. Because of ROAIC’s impact on the number of PSU awards earned, we believe that after-tax
ROAIC is the most important financial performance measure used in determining CAP to our Named Executive Officers. As required by SEC guidance, we are presenting our one-year
ROAIC for each listed year, rather than our three-year average ROAIC.
As shown in the chart below, Norfolk Southern’s annual
after-tax
ROAIC increased significantly between 2000 and 2022, and declined in 2023, and CAP to the PEOs and other NEOs is generally aligned with this performance measure. However, because the majority of compensation to the named executive officers is in the form of stock-based incentives, total shareholder return has a more significant effect on CA
P.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Compared to TSR
As shown in the chart below, compensation actually paid (“CAP”) to the PEOs and the non-PEO
NEOs is aligned with total shareholder return on Norfolk Southern’s stock. This is primarily because the majority of compensation to the Named Executive Officers is in the form of long-term, stock-based incentives which are tied directly to stock price, as described in the CD&A report. Mr. Squires’ CAP was reduced substantially in 2022 due to his retirement on May 1 and the resulting pro-rata
forfeiture of the stock incentives granted to him in that year, and partial-year payment of his salary and annual incentive award. Norfolk Southern’s cumulative TSR compared favorably with the peer group for 2020 through 2022, and declined somewhat in 2023 largely due to the effects of the East Palestine derailment.

Tabular List, Table
Most Important Performance Measures to Link Compensation Actually Paid to Company Performance
The four measures listed below represent the most important performance measures we used to link compensation actually paid to our Named Executive Officers in 2023 to Company performance, as described in the Compensation Discussion and Analysis (“CD&A”) sections titled “2023 Annual Incentives” and “Long-Term Incentive Awards.”

Most Important Performance Measures

After-Tax Return On Average Invested Capital

Operating Income

Annual Revenue

Total Shareholder Return

Total Shareholder Return Amount	$ 132	134	159	125
Peer Group Total Shareholder Return Amount	148	130	155	122
Net Income (Loss)	$ 1,827,000,000	$ 3,270,000,000	$ 3,005,000,000	$ 2,013,000,000
Company Selected Measure Amount	0.114	0.141	0.127	0.104
PEO Name					Alan H. Shaw	James A. Squires
Measure:: 1
Pay vs Performance Disclosure
Name	After-Tax Return On Average Invested Capital
Non-GAAP Measure Description
After-tax
ROAIC used here is a
non-GAAP
financial measure and is calculated by dividing Norfolk Southern’s net operating profit after-tax
(defined as net income excluding interest expense, taxes on interest, and interest on operating lease liabilities, and adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations) by the average invested capital (defined as the average of the current and prior year-end
	shareholders’ equity and total debt balances, which is then adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations). As described in the Compensation Discussion and Analysis, 2023 ROAIC is adjusted for the accounting charges relating to the East Palestine derailment and to exclude the effects of the acquisition of the Cincinnati Southern Railway. Excluding such adjustments, 2023 ROAIC would have been 8.4%.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
Alan H. Shaw [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,418,978	$ 9,770,910
PEO Actually Paid Compensation Amount	4,077,950	10,444,401
Alan H. Shaw [Member] | Stock Awards and Option Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,000,331
Alan H. Shaw [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,171,580
Alan H. Shaw [Member] | YearEnd Fair Value of Equity Awards Granted During the Year Remaining Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,661,626
Alan H. Shaw [Member] | During the Year of PriorYear Awards Remaining Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,213,133)
Alan H. Shaw [Member] | During the Year of PriorYear Awards Vesting During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(225,683)
Alan H. Shaw [Member] | Dividend Equivalent Payments Made on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	357,116
Alan H. Shaw [Member] | CurrentYear Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,957
Alan H. Shaw [Member] | Value of Changes in Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
James A. Squires [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,615,456	$ 14,016,942	$ 14,125,279
PEO Actually Paid Compensation Amount		$ 1,969,194	$ 25,072,294	$ 12,202,837
Non-PEO NEO | Stock Awards and Option Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,200,920
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	582,978
Non-PEO NEO | YearEnd Fair Value of Equity Awards Granted During the Year Remaining Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,021,970
Non-PEO NEO | During the Year of PriorYear Awards Remaining Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(410,891)
Non-PEO NEO | During the Year of PriorYear Awards Vesting During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,238)
Non-PEO NEO | Dividend Equivalent Payments Made on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,656
Non-PEO NEO | CurrentYear Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,966
Non-PEO NEO | Value of Changes in Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0